Investment properties	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about investment property [abstract]
Investment properties
17.	Investment properties

(a)	Investment properties as of December 31, 2022 and 2023 are as follows:

	2022		2023
Acquisition cost	~~W~~	513,986	410,475
Accumulated depreciation		(150,878)	(152,669)

Carrying amount	~~W~~	363,108	257,806

(b)	Changes in investment properties for the years ended December 31, 2022 and 2023 are as follows:

	2022		2023
Beginning balance	~~W~~	675,391	363,108
Acquisition		10,090	5,479
Disposal		(230,148)	(106,344)
Depreciation		(18,115)	(15,058)
Amounts transferred from (to) property and equipment		9,554	16,678
Amounts transferred from(to) assets held for sale (*)		(83,664)	(6,057)

Ending balance	~~W~~	363,108	257,806

(*)	Comprise buildings and land, etc.
(c)	Income and expenses on investment property for the years ended December 31, 2021, 2022 and 2023 are as follows:

	2021		2022	2023
Rental income	~~W~~	35,887	33,366	24,472
Direct operating expenses for investment properties that generated rental income		12,033	16,980	12,905

(d)	The fair value of investment property as of December 31, 2022 and 2023 is as follows:

	2022		2023
Land and buildings (*)	~~W~~	1,063,031	1,044,491

(*)
Fair value of investment properties is estimated based in the recent market transaction conditions with an independent third party and certain significant unobservable inputs. Accordingly, fair value of investment properties is classified as level 3.